Notes Payable (Schedule of Convertible Notes Payable) (Details) - USD ($)	Dec. 31, 2019	Dec. 21, 2019	Jun. 30, 2019	Jun. 30, 2018
Debt Instrument [Line Items]
Total Convertible Notes Payable		$ 2,995,923	$ 2,876,950
Less: Unamortized original issue discounts		1,781,256	752,126
Current Portion of Convertible Notes Payable	$ 1,214,667	1,214,667	2,124,824
Long-term Portion of Convertible Notes Payable
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable			382,000
Convertible Notes Payable one [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable			200,000
Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	150,750		168,750
Convertible Notes Payable Three [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable			112,500
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable			1,325,000
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	90,017		322,580
Convertible Notes Payable Six [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	300,000		366,120
Convertible Notes Payable Seven [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	165,000
Convertible Notes Payable Eight [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	225,000
Convertible Notes Payable Nine [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	220,000
Convertible Notes Payable Ten [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	234,726
Convertible Notes Payable Eleven [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	225,000
Convertible Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	55,000
Convertible Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	110,000
Convertible Notes Payable Fourteen [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	220,430
Convertible Notes Payable Fifteen [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	$ 1,000,000